Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Other Nonoperating Income (Expense)	$ 236	$ 350	$ 487	$ (52,232)
Restricted cash – current	48,869	$ 53,599	48,869	53,599	$ 38,329		$ 22,326
Working Capital Surplus (Deficit)	287,700		287,700
Long-term Debt, Current Maturities	402,513		$ 402,513		135,901
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Number Of Vessels | vessel			3
Teekay Tangguh Joint Venture [Member]
Loss Contingencies [Line Items]
Percentage of ownership interest			69.00%
Loss Contingency Accrual	$ 6,400		$ 6,400		$ 6,600
Indemnification Agreement [Member]
Loss Contingencies [Line Items]
Other Nonoperating Income (Expense)				$ 53,000
Restricted cash – current						$ 7,000
Guarantor Obligations, Maximum Exposure, Undiscounted						$ 56,000